Property, Plant And Equipment, Intangible Assets And Goodwill (Narrative) (Detail) - Entity [Domain] $ in Thousands		3 Months Ended			12 Months Ended
	Apr. 03, 2015 USD ($) Station	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) Station	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) Station	Dec. 31, 2012 USD ($)
Annual lease payments		$ 2,600
Amortization expense		62,900	$ 66,900		$ 263,400	$ 289,000	$ 300,000
Goodwill		4,170,632		$ 4,202,187	4,187,424	4,202,187	4,216,085
Purchase price					(841)	97	50,116
Impairment Of Long Lived Assets Held For Use					4,500
Goodwill impairment charge						10,684
FCC licenses [Member]
Impairment of intangibles					15,700	2,000
Billboard Permits [Member]
Impairment of intangibles						2,500	35,900
Permanent easements [Member]
Impairment of intangibles					3,400
Americas Outdoor Advertising [Member]
Goodwill		584,407		585,227	584,574	585,227	585,307
Goodwill impairment charge						0
Cumulative impairments							2,700,000
iHM [Member]
Cumulative impairments							3,500,000
International Outdoor Advertising [Member]
Goodwill		215,913		264,907	232,538	264,907	276,941
Goodwill impairment charge					10,700	10,684
Cumulative impairments							250,500
Other [Member]
Goodwill		117,545		117,246	117,545	117,246	117,149
Goodwill impairment charge						0
Cumulative impairments							212,000
Aloha Station Trust, LLC [Member]
Gain (loss) on disposal					43,500
Net assets					49,200
Indefinite-lived Intangible Assets					13,800
Definite lived intangible assets					10,200
Increase in property, plant and equipment					8,100
Goodwill					17,900
Assumed liabilities					$ 800
WOR [Member]
Purchase price							30,000
WFNX [Member]
Purchase price							14,500
Wor And Wfnx [Member]
Increase in property, plant and equipment				5,300		5,300
Goodwill				24,700		24,700
Assumed liabilities				700		700
Increase in intangible assets				$ 15,200		15,200
Times Square Outdoor Advertising Assets [Member]
Disposal proceeds						18,700
Gain (loss) on disposal						12,200
Green Bay Radio Stations [Member]
Disposal proceeds						17,600
Gain (loss) on disposal						$ 500
Radio stations sold | Station				5		5
International Neon Business [Member]
Gain (loss) on disposal							39,700
Towers, transmitters and studio equipment [Member]
Impairment Of Long Lived Assets Held For Use				$ 1,300
Structures [Member] | Americas Outdoor Advertising [Member]
Impairment Of Long Lived Assets Held For Use							$ 1,700
Executive Office Building And Data Administrative Service Center [Member]
Disposal proceeds		34,300
Executive Office Building [Member]
Gain (loss) on disposal		(200)
Data And Administrative Service Center [Member]
Gain (loss) on disposal		$ 8,100
Broadcast Communication Tower Sites [Member] | Vertical Bridge Holdings [Member] | Subsequent Event
Disposal proceeds	$ 369,000
Number of Property Plant and Equipment Sold | Station	367
Broadcast Communication Tower Sites [Member] | Vertical Bridge Holdings [Member] | Subsequent Event | Maximum [Member]
Disposal proceeds	$ 400,000
Number of Property Plant and Equipment Sold | Station	411